FILM PARTICIPATION FINANCING LIABILITIES	9 Months Ended
Sep. 30, 2014
FILM PARTICIPATION FINANCING LIABILITIES
FILM PARTICIPATION FINANCING LIABILITIES

14.FILM PARTICIPATION FINANCING LIABILITIES

Film participation financing liabilities with unrelated parties

In the film production financing arrangements, the initial participation amounts provided by unrelated party investors for a fixed percentage of the film’s worldwide net income of the invested film from the initial exhibition of the film in the mainland China are reflected as a film participation financing liability. A film’s worldwide net income is defined as the film’s distribution revenue, less promotion and print costs, and distribution fees. The difference between the ultimate film participation expenses expected to be paid to participants and the amount provided by participants is amortized as a charge to or a reduction of film participation expenses under the individual-film-forecast-computation method. Film participation financing liabilities with unrelated parties were $7,117 and $15,006, respectively, as of December 31, 2013 and September 30, 2014.

Film participation financing liabilities with a related party

Film participation financing liabilities with a related party represent amounts received from Bona Film Investment Fund to finance the development and production of film and TV projects of the Group over the next year. Pursuant to a cooperation framework agreement entered in September 2013 by and among Bona Film Investment Fund, the Group and other investors, Bona Film Investment Fund authorizes the Group to invest its capital in all types of film and television production projects. The Group is to invest in these projects upon receipt of payment from Bona Film Investment Fund, and be in charge of the filming, production and distribution of these projects. The Group solely owns the perpetual copyright and all the intellectual property of these projects globally. During the term of Bona Film Investment Fund, proceeds from a project globally, as calculated based on a percentage of Bona Film Investment Fund’s investment over total investments, belong to Bona Film Investment Fund. Film participation financing liabilities with a related party were $54,380 and $94,434, respectively, as of December 31, 2013 and September 30, 2014.